Financing instruments payable - Debt securities, additional information (Details) R$ in Thousands, $ in Millions			12 Months Ended
	Jul. 01, 2021 BRL (R$)	Jul. 01, 2021 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Jul. 02, 2024 USD ($)	Jul. 19, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional amount			R$ 49,584,697	R$ 20,967,989	R$ 18,563,230
Proceeds from borrowings			0	2,252,550	R$ 0
Notes and debentures issued			R$ 1,251,256	R$ 2,212,441
Senior Unsecured Notes Due on July 1, 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 750				$ 500
Proceeds from borrowings	R$ 3,697,000	$ 739
Interest rate		3.25%				6.75%
Non-Convertible Debentures | XP Energia
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued							R$ 1,800,000
Non-Convertible Debentures | XP Energia | Series 1 [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued							900,000
Non-Convertible Debentures | XP Energia | Series 1 [Member] | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis			1.75%
Non-Convertible Debentures | XP Energia | Series 2 [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued							R$ 900,000
Non-Convertible Debentures | XP Energia | Series 2 [Member] | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis			1.90%
outstanding senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 287
Interest rate						3.25%